CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Net income (loss)	$ 19,882	$ 5,407	$ 61,511	$ 33,808
Unrealized gains (losses) on cash flow hedge	305	872	4,877	983
Income tax benefit (expense)	(77)	(84)	(242)	(259)
Other comprehensive income (loss)	228	788	4,635	724
Comprehensive income (loss)	20,110	6,195	66,146	34,532
Non-controlling interest in comprehensive income	0	3,020	0	8,561
Preferred unitholders' interest in net income	3,288	0	8,951	0
Limited partners' interest in comprehensive income (loss)	$ 16,822	$ 3,175	$ 57,195	$ 25,971